Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,351	$ 1,320	$ 1,356	$ 1,233
Provision for credit losses
Originations	4	7	10	12
Maturities	(13)	(15)	(41)	(44)
Changes in risk, parameters and exposures	263	225	768	729
Write-offs	(273)	(262)	(857)	(742)
Recoveries	34	48	132	136
Exchange rate and other		0	0	(1)
Balance at end of period	1,368	1,323	1,368	1,323
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	269	202	217	207
Provision for credit losses
Transfers to stage 1	164	169	476	503
Transfers to stage 2	(30)	(27)	(83)	(83)
Transfers to stage 3	(1)	(1)	(2)	(2)
Originations	4	7	10	12
Maturities	(1)	(2)	(3)	(4)
Changes in risk, parameters and exposures	(123)	(135)	(332)	(418)
Exchange rate and other	1		0	(2)
Balance at end of period	283	213	283	213
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,082	1,118	1,139	1,026
Provision for credit losses
Transfers to stage 1	(164)	(169)	(476)	(503)
Transfers to stage 2	30	27	83	83
Transfers to stage 3	(158)	(159)	(470)	(442)
Maturities	(12)	(13)	(38)	(40)
Changes in risk, parameters and exposures	306	306	847	986
Exchange rate and other	1		0
Balance at end of period	1,085	1,110	1,085	1,110
Impaired Stage three [member]
Provision for credit losses
Transfers to stage 3	159	160	472	444
Changes in risk, parameters and exposures	80	54	253	161
Write-offs	(273)	(262)	(857)	(742)
Recoveries	$ 34	48	$ 132	136
Exchange rate and other		$ 0		$ 1